Finance income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance income and expense
Finance expense	$ 649	$ 682	$ 590
Exceptional finance income		(88)
Net finance expense	649	594	590
Before exceptional items
Finance income and expense
Senior secured and senior notes	431	460	421
Term loan	5	30	29
Other interest expense	6	7	9
Interest expense	442	497	459
Net pension interest cost	24	28	26
Loss on derivative instruments	28
Foreign currency translation losses/(gains)	24	(23)	88
Other finance (income)/expense	(1)	(5)	2
Finance expense	517	497	575
Exceptional items
Finance income and expense
Finance expense	$ 132	185	$ 15
Exceptional finance income		$ (88)